UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21044

UM Investment Trust

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, NY 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, NY 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: January 1, 2008 through June 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

UM Investment Trust

Undiscovered Managers

Multi-Strategy Fund

Semi-Annual Report

June 30, 2008

This report is open and authorized for distribution only to qualified and accredited investors or financial intermediaries who have received a copy of the Fund’s Private Placement Memorandum. This document, although required to be filed with the SEC, may not be copied, faxed or otherwise distributed to the general public.

Undiscovered Managers Multi-Strategy Fund

Semi-Annual Report

June 30, 2008

Table of Contents	Page

President’s Letter	1
Portfolio Performance Review	3
Portfolio Characteristics	5
Schedule of Portfolio Investments	7
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Statement of Cash Flows	11
Financial Highlights	12
Notes to Financial Statements	13
Report of Independent Registered Public Accounting Firm	19
Schedule of Shareholder Expenses	20

Past performance is no guarantee of future results. Market volatility can significantly impact short-term performance. Results of an investment made today may differ substantially from the Fund’s historical performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Total return figures include the reinvestment of dividends and capital gains.

Undiscovered Managers Multi-Strategy Fund

President’s Letter (Unaudited)

Semi-Annual Report

July 11, 2008

Dear Shareholders:

We are pleased to present this semi-annual report for the Undiscovered Managers Multi-Strategy Fund. Inside, you’ll find information detailing the performance of the Fund for the six-month period ended June 30, 2008, along with a report from the portfolio managers.

Stocks falter as investors shun risk

Investors faced significant challenges during the six months, as negative news impacted the financial markets. Problems in other segments of the economy — including fallout from the slowing economy and weak housing market, sub-prime mortgage market woes and the ensuing credit crisis — spilled into the equity markets, which stifled stock market performance and resulted in a widespread market correction. As these problems gained momentum, volatility increased, and stock investors attempted to gauge the identity of companies holding risky U.S. mortgage debt and the extent of their losses. As the credit crisis unfolded, several companies in the financial sector revealed large losses from debt exposure, which further soured market sentiment.

Preference for quality pushes Treasury yields lower.

As market liquidity shrank, investors shunned riskier assets in favor of the perceived safety of U.S. Treasury securities and other high-quality bonds. As investors flocked to Treasuries — particularly during the first quarter of 2008 — yields plummeted. The two-year Treasury yield, for example, declined to a six-month low of 1.35% on March 17, 2008. But, during the second quarter of 2008, Treasury yields headed upward on renewed concerns about inflation and fears that the Federal Reserve (Fed) might raise rates to help contain price increases. The two-year Treasury yield ended the period at 2.63%, higher than the March low, but still 42 basis points (bps) lower than its yield at the end of December 2007. The yield on the benchmark 10-year Treasury fell from 4.04% on December 31, 2007, to 3.34% in mid-March, before ending the six months at 3.99%.

Quote

“As market liquidity shrank, investors shunned riskier assets in favor of the perceived safety of U.S. Treasury securities and other high-quality bonds.”

Bonds outpace stocks

Bonds significantly outperformed stocks, with the Lehman Brothers U.S. Aggregate Index returning 1.13%. Treasuries were the fixed income market’s leading sector, as measured by the Lehman Brothers U.S. Treasury Index return of 2.23%. At the opposite end of the quality spectrum, high-yield bonds retreated, returning –1.31%, as measured by the Lehman Brothers U.S. Corporate High Yield Index. Stock returns turned sharply negative for the six-month period. The S&P 500 Index returned –11.91%, while large-, mid- and small-cap stocks returned –11.20%, –7.57% and –9.37%, respectively (as

Undiscovered Managers Multi-Strategy Fund

President’s Letter, continued (Unaudited)

Semi-Annual Report

measured by the Russell 1000, Russell Midcap and Russell 2000 Indexes).

Fed takes decisive action

Concerned about ramifications for the entire U.S. financial system, the Fed took swift and unconventional action in JPMorgan Chase’s purchase of Bear Stearns. To help restore liquidity, the Fed also launched new funding operations for non-traditional borrowers, including broker/dealers, and relaxed its collateral standards. The Fed also continued to pursue its “more traditional” monetary policies in an effort to avert recession, cutting its federal funds target rate by 225 bps in easing moves in January, March and April. At its last monetary policy meeting of the period, the Fed held rates steady at 2.00%, putting a halt to the easing campaign that began in September 2007 and demonstrating its renewed focus on the inflation threat, which had taken a back seat to the central bank’s effort to stimulate growth.

On behalf of everyone at JPMorgan Asset Management, thank you for your confidence and the continued trust you have placed in us. We look forward to serving your investment needs, and if you have any questions about your fund, please contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C. W. Gatch

President

JPMorgan Funds

Undiscovered Managers Multi-Strategy Fund (Semi-Annual)

Portfolio Performance Review (Unaudited)

June 30, 2008

Q. How did the Fund perform?

The Undiscovered Managers Multi-Strategy Fund, which seeks to achieve capital appreciation with low volatility relative to the broad equity markets,* returned 3.29%** for the six months ended June 30, 2008. During the period, the Merrill Lynch 3-Month U.S. Treasury Bill Index returned 1.20%.

Q. Why did the Fund perform this way?

A. The Fund outperformed its benchmark for the period due primarily to exposure to commodities and an allocation in short-oriented managers. Specifically, positive drivers of performance in the long/short, sector-specific category included specialists in the areas of energy, consumer discretionary and shipping. Energy was the top performer due to strong stock selection combined with a long position in oil and a short position in longer-dated natural gas contracts. The two worst performers were in the biotechnology/healthcare area. Both underlying investments had a particularly difficult time with their positioning, and we redeemed the Fund from one of the two underlying investments earlier in the year.

In the long/short category, long commodity allocations in several underlying investments also contributed to performance. For example, the top three underlying investments returned 51.4%, 25.6% and 23.3%, respectively, for the first six months of the year.

All of the Fund’s short-equity and short-credit underlying investments generated positive performance. Furthermore, six of seven underlying investments posted double-digit returns for the period. The short-oriented underlying investments did particularly well in the first quarter, retracing a bit in April and May and rallying in June. As a group, our short-oriented underlying investments returned close to 15.0% for the period.

Overall, event-driven underlying investments contributed to performance, advancing 5.0% for the period.

Q. How was the Fund managed?

The Fund had an extended market outlook that aimed to generate returns comparable to long-term historical returns of equities, with less volatility. Thus, the Fund may underperform the Merrill Lynch 3-Month U.S. Treasury Bill Index in any one year (typically when there is a major upswing in the market).

Modifications to strategy weightings were negligible. While there have been a few changes of underlying investments in the overall strategy, weights remained unchanged. The Fund continued to seek generalist underlying investments to act as capital protectors in adverse market conditions, along with sector specialists and Japanese fund underlying investments.

Management of the Fund

As of June 30, 2008, the Fund had the following sector weightings (as of % of total investments (excluding short-term investments):

Long/Short Equities	74%
Event Driven - Distressed and Multi-Strategy	8%
Short-Oriented Equities	15%
Short Credit	3%

*The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

** The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

*** Effective September 30, 2007, the Fund’s primary benchmark changed from the S&P 500 Index to the Merrill Lynch 3-Month U.S. Treasury Bill Index.

Undiscovered Managers Multi-Strategy Fund
Portfolio Charactertistics (Unaudited)
June 30, 2008

Fund Facts
Fund Inception	February 28, 2002
Fiscal Year End	December 31
Net Assets as of 6/30/2008 (in thousands)	$238,093

Undiscovered Managers Multi-Strategy Fund

Portfolio Characteristics, continued (Unaudited)

June 30, 2008

Average Annual Total Returns as of June 30, 2008
	6 Month	1 Year	5 Year	Since Inception
Undiscovered Managers Multi-Strategy Fund	3.29%	4.72%	6.74%	5.65%

The quoted performance is past performance and not a guarantee of future returns. An absolute return strategy involves risk and is subject to fluctuation. For a more complete description of the risks involved, please refer to the Fund’s Private Placement Memorandum. The past performance of any investment, investment strategy or investment style is not indicative of future performance. Results of an investment made today may differ substantially from the Fund’s historical performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Total return figures include the reinvestment of dividends and capital gains. For up to date month-end performance information, or to receive the Fund’s Private Placement Memorandum, please call 1-800-245-5834. Please read carefully before investing or sending money.

The Fund commenced operations on February 28, 2002.

The graph illustrates comparative performance for $40,000 invested in the Undiscovered Managers Multi-Strategy Fund, Lehman Brothers U.S. Aggregate Index, HFRI Fund of Funds Composite Index, S&P 500 Index, and Merrill Lynch 3-Month U.S. Treasury Bill Index from February 28, 2002 to June 30, 2008. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund’s inception. The performance of the indices does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. Effective September 30, 2007, the Fund’s primary benchmark changed from the S&P 500 Index to the Merrill Lynch 3-Month U.S. Treasury Bill Index.

The Lehman Brothers U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The HFRI Fund of Funds Composite Index measures the performance of the broad market of funds of funds open to investors. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The Merrill Lynch 3-Month U.S. Treasury Bill Index is a one-security index which, at the beginning of every month, selects for inclusion the bill maturing closest to, but not beyond, 91 days from that date. The issue is then held for one month, sold and rolled into a new bill. Investors cannot invest directly in an index.

Undiscovered Managers Multi-Strategy Fund
Schedule of Portfolio Investments
As of June 30, 2008

	Liquidity	Security Description	Value ($)
Long-Term Investments -- 99.2%
Investment Vehicles -- 99.2% (f) (i)
Dedicated Short Bias - Short Equity -- 18.1%
	Monthly	Arcas Fund II, LP	4,178,330
	Quarterly	Contra Strategic Short Fund, LP *	6,969,004
	Quarterly	Dialectic Antithesis Partners, LP	7,151,065
	Quarterly	Kingsford Capital Partners, LP	6,691,294
	Monthly	SC Opportunity Fund, LP *	7,206,859
	Quarterly	Senium Fund, LP	3,524,625
	Annually	Standard Pacific Asymmetric Opportunities Fund, LP *	7,344,919
			43,066,096
Event Driven - Distressed -- 5.8%
	Annually	Contrarian Capital Fund I, LP *	4,301,616
	Quarterly	Mast Credit Opportunities I, LP	9,572,477
			13,874,093
Event Driven - Multi Strategy -- 1.8%
	Quarterly	Canyon Value Realization Fund (Cayman), Ltd. *	4,275,986
Long/Short - Europe -- 2.1%
	Monthly	Concentric European Fund, Ltd.	4,907,464
Long/Short Equity - General -- 40.3%
	Monthly	Alphagen Rhocas Fund	6,783,625
	Monthly	Asian Era Sub Fund *	5,979,550
	Quarterly	Atlas Advantage Fund, LP *	6,897,478
	Quarterly	Bonanza Partners, LP	4,676,668
	Quarterly	Coeus Capital, LP *	7,403,900
	Quarterly	Defiance Asset Management Fund, LP *	5,491,876
	Quarterly	Enso Global Equities Levered Partnership, LP *	5,326,814
	Quarterly	Enso Global Equities Partnership, LP, Class A	5,291,784
	Monthly	Epic Canadian Long Short Fund LP*	6,703,680
	Annually	Lafayette Street Fund, LP *	7,813,110
	Quarterly	NE Asia Value Onshore Partners, LP	5,794,840
	Quarterly	SC Fundamental Value Fund, LP	34,229
	Monthly	Sprott Capital, LP *	12,410,314
	Quarterly	Steelhead Navigator Fund, LP*	15,474,242
			96,082,110
Long/Short Equity - Sector -- 31.1%
	Monthly	ARIA Select Consumer Fund *	7,430,370
	Quarterly	BP Capital Energy Equity Fund, LP *	13,565,032
	Quarterly	Brick Capital Partners	2,821,377
	Quarterly	Connective Capital I (QP), LP *	7,390,671
	Quarterly	CRM Windridge Partners, LP	7,959,887
	Monthly	Ecofin Global Utilities Hedge Fund, LP *	8,817,263
	Quarterly	Longbow Infrastructure, LP *	5,228,001
	Quarterly	MPM BioEquities Fund, LP	645,939
	Monthly	Oceanic Hedge Fund	10,529,563
	Quarterly	Shannon River Partners Fund *	2,011,464
	Quarterly	Vardon Focus Fund, LP *	7,637,374
			74,036,941
		Total Long-Term Investments
		(Cost $167,765,187)	236,242,690
	Shares
Short-Term Investment -- 2.2%
Investment Company -- 2.2%
	5,229,395	JPMorgan Prime Money Market Fund, Institutional Class (b)
		(Cost $5,229,395)	5,229,395
Total Investments -- 101.4%
(Cost $172,994,582)			241,472,085
Liabilities in Excess of Other Assets -- (1.4%)			(3,379,444)
NET ASSETS -- 100.0%			$ 238,092,641

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(b) Investment in affiliate. Money market fund registered under the Investment Company Act of
1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(f) Fair Valued Investment.

(i) Security has been deemed illiquid and restricted pursuant to procedures approved by the Board of
Trustees and may be difficult to sell.

* All or a portion of this investment is subject to a lockup provision ranging up to 1 year.

Undiscovered Managers Multi-Strategy Fund
Statement of Assets and Liabilities
As of June 30, 2008

ASSETS:
Investments in non-affiliated Investment Vehicles, at value	$ 236,242,690
Investments in affiliates, at value	5,229,395
Total Investments, at value	241,472,085
Cash	452,506
Receivables:
Investment Vehicles sold	6,098,608
Dividends and Interest	12,045
Total assets	248,035,244

LIABILITIES:
Payables:
Fund shares redeemed	9,516,425
Accrued liabilities:
Investment advisory fees	251,487
Administration fees	73,437
Custodian and accounting fees	3,862
Trustees' and Chief Compliance Officer's fees	206
Other	97,186
Total liabilities	9,942,603

Net Assets	$ 238,092,641

NET ASSETS:
Paid in capital	$ 211,348,861
Accumulated undistributed (distributions in excess of) net investment income	(2,183,805)
Accumulated net realized gains (losses) from investments	(39,549,918)
Net unrealized appreciation (depreciation) from investments	68,477,503

Total Net Assets	$ 238,092,641

Outstanding units of beneficial interest (shares) ($0.001 par value; unlimited number of shares authorized):	8,162,703

Net asset value, offering and redemption price per share	$ 29.17

Cost of non-affiliated Investments Vehicles	$ 167,765,187
Cost of investments in affiliates	5,229,395

Undiscovered Managers Multi-Strategy Fund
Statement of Operations
For the Six Months Ended June 30, 2008

INVESTMENT INCOME:
Dividend income from affiliates (a)	$ 139,694
Interest income	19,719
159,413
EXPENSES:
Investment advisory fees	1,508,644
Administration fees	440,527
Custodian and accounting fees	5,114
Interest expense	16,354
Professional fees	44,545
Trustees' and Chief Compliance Officer's fees	737
Printing and mailing costs	4,746
Transfer agent fees	38,320
Other	26,618
Total expenses	2,085,605
Less earnings credits	(5,114)
Net expenses	2,080,491

Net investment income (loss)	(1,921,078)

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investment vehicles	739,301
Change in net unrealized appreciation (depreciation) of investment vehicles	8,716,700
Net realized/unrealized gains (losses)	9,456,001

Change in net assets resulting from operations	$ 7,534,923

(a) Includes reimbursements of investment advisory, administration and shareholder servicing fees.
Please see Fees and Other Transactions with Affiliates in the Notes to Financial Statements.

Undiscovered Managers Multi-Strategy Fund
Statements of Changes in Net Assets
For the Periods Indicated
	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$ (1,921,078)	$ (4,794,966)
Net realized gain (loss) on investments	739,301	14,081,426
Change in net unrealized appreciation (depreciation) of investments	8,716,700	8,083,879
Change in net assets resulting from operations	7,534,923	17,370,339

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	-	(1,992,563)
From net realized gains	-	(15,731,729)
Total distributions to shareholders	-	(17,724,292)

CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS:
Proceeds from shares issued	14,088,582	34,492,838
Dividends and distributions reinvested	-	16,023,696
Cost of shares repurchased	(26,789,042)	(88,960,209)
Change in net assets from capital transactions	(12,700,460)	(38,443,675)

NET ASSETS:
Change in net assets	(5,165,537)	(38,797,628)
Beginning of period	243,258,178	282,055,806
End of period	$ 238,092,641	$ 243,258,178
Accumulated undistributed (distributions in excess of) net investment income	$ (2,183,805)	$ (262,727)

SHARE TRANSACTIONS:
Issued	505,771	1,170,120
Reinvested	-	565,388
Repurchased	(956,167)	(3,061,226)
Change in shares	(450,396)	(1,325,718)

Undiscovered Managers Multi-Strategy Fund
Statement of Cash Flows
For the Six Months Ended June 30, 2008

INCREASE (DECREASE) IN CASH
Cash flows used by operating activities:
Net increase in net assets from operations	$7,534,923
Adjustments to reconcile net increase in net assets
from operations to net cash used by operating activities:
Purchase of investment securities	(43,737,506)
Proceeds from disposition of investment securities	20,979,415
Purchases of short-term investments, net	(5,229,395)
Unrealized appreciation/depreciation on investments	(8,716,700)
Realized gain/loss on investments	(739,301)
Decrease in receivable for investments sold	46,118,047
Increase in dividends and interest receivable	(12,045)
Decrease in dividends and distributions payable	(1,590,544)
Decrease in accrued expenses and other liabilities	(54,181)
Net cash used by operating activities	14,552,713

Cash flows provided by financing activities:
Net proceeds from shares issued	14,088,582
Net cost of shares repurchased	(49,124,731)
Net cash provided by financing activities	(35,036,149)
Net decrease in cash	(20,483,436)

Cash:
Beginning of period	20,935,942
End of period	$452,506

For purposes of reporting the statement of cash flows, the Fund considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents.

Undiscovered Managers Multi-Strategy Fund
Financial Highlights
For the Periods Indicated

	Six Months Ended	Years Ended
PER SHARE OPERATING PERFORMANCE:	June 30, 2008	December 31, 2007		December 31, 2006	December 31, 2005	December 31, 2004		December 31, 2003
Net asset value, beginning of period	$ 28.24	$ 28.38		$ 28.31	$ 27.36	$ 26.98		$ 24.62
Income from investment operations:
Net investment income (loss)	(0.24)	(0.51)	(e)	(0.48)	(0.46)	(0.48)	(e)	(0.35)
Net realized and unrealized gains (losses) on investments	1.17	2.31		2.51	2.19	1.48		2.92
Total from investment operations	0.93	1.80		2.03	1.73	1.00		2.57
Less distributions:
Distributions from net investment income	-	(0.22)		(0.21)	-	-		-
Distributions from capital gains	-	(1.72)		(1.75)	(0.73)	(0.62)		(0.21)
Distributions from tax return of capital	-	-		-	(0.05)	-	(f)	-
	-	(1.94)		(1.96)	(0.78)	(0.62)		(0.21)

Net asset value, end of period	$ 29.17	$ 28.24		$ 28.38	$ 28.31	$ 27.36		$ 26.98

TOTAL RETURN (a) (b)	3.29%	6.35%		7.18%	6.33%	3.72%		10.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$ 238,093	$ 243,258		$ 282,056	$ 262,002	$ 234,902		$ 131,858

RATIOS TO AVERAGE NET ASSETS: (c) (d)
Net expenses	1.73%	1.72%		1.74%	1.71%	1.81%		2.12%	(g)
Net investment income (loss)	(1.60)	(1.72)		(1.73)	(1.71)	(1.80)		(2.11)	(g)
Expenses without waivers, reimbursements and earnings credits	1.74	1.73		1.74	1.71	1.81		2.12	(g)
PORTFOLIO TURNOVER RATE (a)	9	14		31	36	18		12

(a) Not annualized for periods less than one year.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(c) Annualized for periods less than one year.
(d) Expenses of Investment Vehicles are not included in the expense ratios.
(e) Calculated based upon average number of shares outstanding.
(f) Amount rounds to less than $0.01
(g) Includes amortization of offering costs of 0.05%.

Undiscovered Managers Multi-Strategy Fund

Notes to Financial Statements

June 30, 2008

1. Organization

UM Investment Trust (“UMIT”) (the “Trust”) was organized on November 12, 2001, as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. Undiscovered Managers Multi-Strategy Fund (the “Fund”) is the only series of the Trust. The Fund commenced operations on February 28, 2002.

The objective of the Fund is to achieve capital appreciation with low volatility relative to the broad equity markets. The Fund seeks to achieve its objective through a multi-manager, multi-strategy program of investments in a variety of partnerships and other investment vehicles (collectively, the "Investment Vehicles") that are advised by a variety of investment management firms. The Fund primarily invests in Investment Vehicles that are not registered under the 1940 Act and cannot be resold or transferred except by permission of the managers of the Investment Vehicles.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments

The Trust determines the net asset value per share of the Fund (i) as of the last day of each month that the New York Stock Exchange is open for trading as of the earlier of 4:00 p.m. Eastern Time or the close of regular trading on the New York Stock Exchange and (ii) at such other dates and times as may be approved by the Trust's officers from time to time. Investments in Investment Vehicles are presented in the accompanying financial statements at fair value. Fair value as of each month-end ordinarily will be the value determined as of such month-end for each Investment Vehicle in accordance with the Investment Vehicle's valuation policies and reported at the time of the Fund's valuation, net of any performance fees. As a general matter, the fair value of the Fund's interest in an Investment Vehicle will represent the amount that the Fund could reasonably expect to receive from an Investment Vehicle if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. Considerable judgment is required to interpret the factors used to develop estimates of fair value. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value and could be material to the financial statements. In the unlikely event that an Investment Vehicle does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Investment Vehicle based on the most recent value reported by the Investment Vehicle, as well as any relevant information available at such time. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share.

Investments of the Fund with a value of $236,242,690, which is approximately 97.8% of the Fund's investments at June 30, 2008, have been fair valued and are illiquid and restricted as to resale or transfer.

In September 2006, the Statement of Financial Accounting Standards No. 157 – Fair Value Measurements – (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the fair value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Undiscovered Managers Multi-Strategy Fund

Notes to Financial Statements, continued

June 30, 2008

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	$ 5,229,395	$ -
Level 2	-	-
Level 3	236,242,690	-
Total	$ 241,472,085	$ -

* Other financial instruments include futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments*
Balance as of 12/31/07	$ 204,028,598	$ -
Realized gain (loss)	739,301	-
Change in unrealized appreciation (depreciation)	8,716,700	-
Net purchases (sales)	22,758,091	-
Net transfers in (out) of Level 3	-	-
Balance as of 06/30/08	$ 236,242,690	$ -

* Other financial instruments include futures, forwards and swap contracts.

B. Security Transactions and Investment Income

Investment transactions are accounted for on the trade date (the date the subscription/redemption is accepted and effective). Gains and losses are calculated on the specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.

All changes in the value of the Investment Vehicles are included as unrealized appreciation or depreciation in the Statement of Operations.

C. Fund Expenses

The Fund bears all the expenses of its own operations, including, but not limited to legal, audit, fund accounting, registration and blue sky filing fees. With respect to the Fund's investments in other registered investment companies, private investment funds, and other commingled Investment Vehicles, the Fund bears its ratable share of each such entity's expenses and would also be subject to its share of the management and performance fees, if any, charged by such entity. The Fund's share of management and performance fees charged by such entities is in addition to fees paid by the Fund to the Advisor and is not reflected as Fund expenses.

As of June 30, 2008, the Fund had investments in thirty-six Investment Vehicles, none of which were related parties. The agreements related to investments in Investment Vehicles provide for compensation to the general partners/managers in the form of management fees of 1% to 2% (per annum) of the net assets and performance fees or allocations of 10% to 30% of net profits earned. The Investment Vehicles provide for periodic redemptions, with various lock-up provisions from initial investment. The liquidity provisions shown in the Schedule of Portfolio Investments apply after the expiration of lock-up provisions.

Undiscovered Managers Multi-Strategy Fund

Notes to Financial Statements, continued

June 30, 2008

D. Federal Income Taxes

The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (“the Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income or excise tax is necessary.

In July 2006, the Financial Accounting Standards Board (the “FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Based on Management’s analysis, the determination has been made that the implementation of the Interpretation did not have an impact on the Fund’s financial statements.

E. Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. The amount of dividends and distributions from net in vestment income and net realized capital gains is determined in accordance with Federal in come tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition – “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

F. Recent Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a fund's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee

Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (the “Advisor”) acts as the investment advisor to the Fund. The Advisor is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor has a responsibility for the management of the Fund’s affairs, subject to the supervision of the Trust’s Board of Trustees (the “Board”). For such services, the Advisor is paid a fee. The fee is accrued and paid monthly at an annual rate of 1.25% of average monthly net assets. The average net assets for each calendar month are determined by averaging the value of the Fund’s net assets on the last business day of such month with the value of the Fund’s net assets on the last business day of the immediately preceding calendar month.

The Fund's investment portfolio is managed on a day-to-day basis by Cadogan Management, LLC (the “Sub-advisor” or "Cadogan"), under the general oversight of the Advisor and the Board. Under the terms of the Subadvisory Agreement, the Advisor pays the Sub-advisor a monthly sub-advisory fee at the annual rate of 0.85% of the average monthly net assets of the Fund. The Advisor monitors and evaluates the Sub-advisor to help assure that it is managing the Fund in a manner consistent with the Fund's investment objective and restrictions and applicable laws and guidelines.

The fees paid to the Advisor are separate from and in addition to the fees charged to the Fund by the Investment Vehicles.

The Fund may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor, Administrator and Shareholder Servicing Agent reimburse to the Fund an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Fund’s investment in such affiliated money market fund. A portion of the reimbursement is voluntary.

Undiscovered Managers Multi-Strategy Fund

Notes to Financial Statements, continued

June 30, 2008

The amount of these waivers/reimbursements resulting from investments in the money market funds for the six months ended June 30, 2008 was $8,786.

B. Administration Fee

Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee computed and paid monthly at the annual percentage of 0.365% of the average monthly net assets of the Fund. The average net assets for each calendar month is determined by averaging the value of the Fund’s net assets on the last business day of such month with the value of the Fund’s net assets on the last business day of the immediately preceding calendar month.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Fund’s Sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C. Placement Agent

JPMorgan Distribution Services Inc. (the “Placement Agent”), an indirect wholly-owned subsidiary of JPMorgan, serves as the Fund’s placement agent. The Placement Agent processes subscriptions for shares and provides various sales support activities in connection with the Fund’s private placement of shares.

The Placement Agent receives no compensation for its services.

D. Custodian and Accounting Fees

JPMorgan Chase Bank, N.A. (“JPMCB”) provides portfolio custody and fund accounting services for the Fund. The amount paid directly to JPMCB by the Fund for custody and accounting services is included in Custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statement of Operations.

E. Other

Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s Fees in the Statement of Operations.

The Securities and Exchange Commission has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Investment Transactions

During the six months ended June 30, 2008, purchases and sales of investments (excluding short-term investments) were as follows:

Purchases	Sales
$43,737,506	$20,979,415

During the six months ended June 30, 2008, there were no purchases or sales of U.S. Government securities.

Undiscovered Managers Multi-Strategy Fund

Notes to Financial Statements, continued

June 30, 2008

5. Federal Income Tax Matters

For federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2008 were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$ 172,994,582	$ 73,635,898	$ 5,158,395	$ 68,477,503

6. Shareholder Transactions

No shareholder will have the right to require the Fund to redeem shares, although the Fund may from time to time repurchase Shares as of the last day of a calendar quarter pursuant to written tenders by shareholders, which written tenders must be received by the Fund at least 60 and no more than 90 days prior to the repurchase date. Whether repurchases will be made during any given quarter will be determined by the Board in its sole discretion. In determining whether the Fund should offer to repurchase Shares from shareholders, the Board will consider the recommendations of the Advisor. The Advisor expects that it will generally recommend to the Board that the Fund offer to repurchase Shares on the last business day of each calendar quarter.

Dividends and capital gain distributions ("Distributions") will automatically be reinvested in additional shares of the Fund at the Fund's net asset value on the record date thereof unless a shareholder has elected to receive Distributions in cash.

7. Risk Factors

Because of the limitation on rights of redemption and the fact that the Shares will not be traded on any securities exchange or other market and will be subject to substantial restrictions on transfer, and because of the fact that the Sub-advisor may invest the Fund's assets in Investment Vehicles that do not permit frequent withdrawals and may invest in illiquid securities, an investment in the Fund is highly illiquid and involves a substantial degree of risk. Investment Vehicles are riskier than liquid securities because the Investment Vehicles may not be able to dispose of the illiquid securities if their investment performance deteriorates, or may be able to dispose of the illiquid securities only at a greatly reduced price. Similarly, the illiquidity of the Investment Vehicles may cause investors to incur losses because of an inability to withdraw their investments from the Fund during or following periods of negative performance. Although the Fund may offer to repurchase Shares from time to time, there can be no assurance such offers will be made with any regularity.

The Fund invests primarily in Investment Vehicles that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks.

The Investment Vehicles may invest a higher percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Vehicles may be more susceptible to economic, political and regulatory developments in a particular sector of the market, positive or negative, and may lead to increased volatility of the Fund's net asset value. Various risks are also associated with an investment in the Fund, including risks relating to the multi-manager structure of the Fund, risks relating to compensation arrangements and risks related to limited liquidity of the Shares.

The Investment Vehicles provide for periodic redemptions ranging from monthly to annually with lock-up provisions of up to two years from initial investment.

The Investment Vehicles may invest in securities of foreign companies that involve special risks and considerations not typically associated with investments in the United States of America, due to concentrated investments in a limited number of countries or regions, which may vary throughout the year depending on the Investment Vehicle. Such concentrations may subject the Investment Vehicles to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

Undiscovered Managers Multi-Strategy Fund

Notes to Financial Statements, continued

June 30, 2008

The Investment Vehicles may also invest in derivatives which represent agreements between the Investment Vehicles and a counterparty. Such agreements, which include forward contracts, non-exchange-traded options and swaps, usually represent an agreement between two parties to either receive or pay monies equal to the difference between a selective value or market rate and/or corresponding value or market value ("Reference Rates") upon the termination of an agreement. Such transactions can be effected on a leveraged basis which may amplify the positive or negative outcome of the change in Reference Rates.

8. Borrowings:

Effective January 25, 2008, the Fund entered into a 364-day $25,000,000 committed unsecured revolving credit facility (“Credit Facility”) for temporary or emergency purposes with The Bank of New York. Under terms of the Credit Facility, the Fund will pay a facility fee on the amount of the commitment at a rate per annum of 0.15%. In addition, the Fund pays interest on borrowings, at its option, at a rate per annum equal to either (i) 0.85% plus the federal funds rate or (ii) 0.85% plus an adjusted LIBOR rate for interest periods of 1,2 or 3 months. This agreement expires on January 24, 2009. The Fund had no borrowings from the Credit Facility at June 30, 2008, or at any time during the period then ended.

9. Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of UM Investment Trust and the Shareholders of Undiscovered Managers Multi-Strategy Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Undiscovered Managers Multi-Strategy Fund (hereafter referred to as the "Fund") at June 30, 2008, the results of its operations and cash flows for the period then ended, the changes in its net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

As explained in Note 2, the financial statements include investments valued at $236,242,690 (99% of the Fund's net assets) at June 30, 2008, the value of which has been estimated by the Investment Advisor in the absence of a readily ascertainable market value. This estimated value may differ significantly from the value that would have been used had a ready market for the investment existed, and such difference could be material.

PricewaterhouseCoopers LLP

New York, New York

August 25, 2008

Undiscovered Managers Multi-Strategy Fund

Schedule of Shareholder Expenses (Unaudited)

Hypothetical $1,000 Investment

June 30, 2008

As a shareholder of the Fund, you incur ongoing costs, including investment advisory, administration fees and other Fund expenses (not including expenses from underlying Investment Vehicles). The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example assumes that you had a $1,000 investment in the Fund at the beginning of the reporting period, January 1, 2008, and continued to hold your shares at the end of the reporting period, June 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line of the Fund under the heading entitled "Expenses Paid During" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value January 1, 2008	Ending Account Value, June 30, 2008	Expenses Paid During January 1, 2008 to June 30, 2008*	Annualized Expense Ratio

Actual	$1,000.00	$1,032.90	$8.74	1.73%
Hypothetical	1,000.00	1,016.26	8.67	1.73

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

For More Information:

Investment Advisor

J.P. Morgan Investment Management Inc.

245 Park Avenue

New York, New York 10167

Placement Agent

JPMorgan Distribution Services, Inc.

245 Park Avenue

New York, New York 10167

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Advisor. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

This report is open and authorized for distribution only to qualified and accredited investors or financial intermediaries who have received a copy of the Fund’s Private Placement Memorandum. This document may not be copied, faxed or otherwise distributed to the general public.

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc.

SAN-UMMS-608

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to a semi-annual report.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to a semi-annual report.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

There were no purchases covered by this Item during the period covered by this report.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the Registrant's internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UM Investment Trust

By:	/s/_____________________________

George C.W. Gatch

President and Principal Executive Officer

September 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/___________________________

George C.W. Gatch

President and Principal Executive Officer

September 5, 2008

By:	/s/____________________________

Patricia A. Maleski

Principal Financial Officer

September 5, 2008